Putnam Absolute Return 300 Fund
Fund Summary
Goal
Putnam Absolute Return 300 Fund seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 300 basis points (or 3.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 40 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Absolute Return 300 Fund	Class A		Class B		Class C		Class M	Class P	Class R	Class R6	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	1.00%		none		none		0.75%	none	none	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	1.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over two years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Absolute Return 300 Fund		Class A	Class B	Class C	Class M	Class P	Class R	Class R6	Class T	Class Y
Management fees	[1]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees		0.25%	0.45%	1.00%	0.30%		0.50%		0.25%
Total annual fund operating expenses		0.70%	0.90%	1.45%	0.75%	0.45%	0.95%	0.45%	0.70%	0.45%
[1]	Management fees reflect a performance adjustment. The fund's base management fee is subject to adjustment, up or down, based on the fund's performance relative to the fund's target, which is the performance of the BofA Merrill Lynch U.S. Treasury Bill Index plus 300 basis points. The fund's base management fee prior to any performance adjustment was 0.60%.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Absolute Return 300 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	171	322	486	962
Class B	192	287	498	1,051
Class C	248	459	792	1,735
Class M	151	313	489	998
Class P	46	144	252	567
Class R	97	303	525	1,166
Class R6	46	144	252	567
Class T	320	468	630	1,099
Class Y	46	144	252	567

Expense Example, No Redemption - Putnam Absolute Return 300 Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	92	287	498	1,051
Class C	148	459	792	1,735

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 428%.
Investments
The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment-grade debt, below-investment-grade debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: asset-backed securities, residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, bonds with moderate exposure to interest rate and credit risks.

We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes. Accordingly, we may use derivatives to a significant extent to obtain or enhance exposure to the fixed-income sectors and strategies mentioned above, and to hedge against risk.

Putnam Absolute Return 300 Fund has a higher risk and return profile than Putnam Absolute Return 100 Fund as a result of increased exposure to the fixed-income sectors and strategies mentioned above. Another distinction between the funds is that Putnam Absolute Return 100 Fund may maintain a higher cash position from time to time.
Risks
It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among fixed-income strategies and sectors may hurt performance. The value of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

Bond investments are subject to interest rate risk, which means the value of the fund’s bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be or become illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is one of four Putnam Absolute Return Funds designed for investors seeking positive total return in excess of the return on U.S. Treasury bills by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time (a full market cycle, which is generally at least three years but may potentially be significantly longer) regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are considering a bond fund with moderate exposure to interest rate and credit risks.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q1 2012 3.36% Worst calendar quarter Q3 2011 -4.09%
Average annual total returns after sales charges (for periods ending 12/31/16)
Average Annual Total Returns - Putnam Absolute Return 300 Fund	1 Year		5 Years		Since Inception		Inception Date
Class A	0.99%		2.09%		2.12%		Dec. 23, 2008
Class A | after taxes on distributions	(0.32%)		0.66%		1.00%		Dec. 23, 2008
Class A | after taxes on distributions and sale of fund shares	0.56%		0.96%		1.16%		Dec. 23, 2008
Class B	0.83%		2.09%		1.98%		Dec. 23, 2008
Class C	0.20%		1.51%		1.48%		Dec. 23, 2008
Class M	1.22%		2.08%		2.08%		Dec. 23, 2008
Class P	2.32%	[1]	2.55%	[1]	2.50%	[1]	Dec. 23, 2008
Class R	1.75%		2.04%		1.99%		Dec. 23, 2008
Class R6	2.23%	[1]	2.56%	[1]	2.51%	[1]	Dec. 23, 2008
Class T	(0.54%)	[2]	1.77%	[2]	1.93%	[2]	Dec. 23, 2008
Class Y	2.23%		2.53%		2.49%		Dec. 23, 2008
BofA Merrill Lynch U.S. Treasury Bill Index (no deduction for fees, expenses or taxes)	0.37%		0.14%		0.17%		Dec. 23, 2008
BofA Merrill Lynch U.S. Treasury Bill Index plus 300 basis points (no deduction for fees, expenses or taxes)	3.37%		3.14%		3.17%		Dec. 23, 2008
S&P 500 Index (no deduction for fees, expenses or taxes)	11.96%		14.66%		15.08%		Dec. 23, 2008
Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	2.65%		2.23%		3.93%		Dec. 23, 2008
[1]	Performance for class R6 shares prior to its inception (7/2/12) and class P shares prior to its inception (8/31/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 and class P shares; had it, returns would have been higher.
[2]	Class T shares were not outstanding during the time periods shown. Performance shown for class T shares is derived from the historical performance of class A shares.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.